Exhibit 99.1

USQ Rail I LLC

USQ Canada Rail ULC

Secured Portfolio Railcar Equipment Notes, Series 2018-1

Sample Lease Agreed-Upon Procedures

Report To:

ITE Management L.P.

USQ Rail I LLC

USQ Canada Rail ULC

16 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ITE Management L.P.

USQ Rail I LLC

USQ Canada Rail ULC

200 Park Avenue South, Suite 1511

New York, New York 10003

Re:	USQ Rail I LLC

USQ Canada Rail ULC

Secured Portfolio Railcar Equipment Notes, Series 2018-1 (the “Notes”)

Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by ITE Management L.P. (“ITE Management”), USQ Rail I LLC (the “U.S. Issuer”), USQ Canada Rail ULC (the “Canadian Issuer,” together with the U.S. Issuer, the “Issuers”), Deutsche Bank Securities Inc. (“Deutsche Bank”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with ITE Management, the Issuers and Deutsche Bank, the “Specified Parties”), solely to assist the Issuers with respect to certain information relating to a portfolio of railcars (the “Portfolio Railcars”) that are currently subject to operating leases (the “Leases”) relating to the Issuers’ securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, ITE Management, on behalf of the Issuers, provided us with:

a.	An electronic data file labeled “ITE Data Tape Q3 2017 EY request v2.1.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that ITE Management, on behalf of the Issuers, indicated contains information relating to the Leases as of 30 November 2017 (the “Initial Cut-Off Date”),

b.	Imaged copies of:

i.	The lease agreement, lease rider, amendment(s) and addendum(s) (as applicable and collectively, the “Lease Agreement”) and

ii.	Certain printed screen shots from ITE Management’s servicing system (the “System Screenshots,” together with the Lease Agreement, the “Source Documents”)

relating to the Sample Leases (as defined in Attachment A),

c.	A schedule (the “Date Built Schedule,” together with the Source Documents, the “Sources”) that ITE Management, on behalf of the Issuers, indicated contains information relating to the year of manufacture and number of railcars corresponding to each Sample Lease,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A. The Issuers are responsible for the Preliminary Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by ITE Management, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by ITE Management, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 January 2018

Attachment A

Procedures performed and our associated findings

1.	As instructed by ITE Management, on behalf of the Issuers, we:

a.	Selected the five Leases with the largest number of railcars (the “Top 5 Sample Leases”), as shown on the Preliminary Data File, and

b.	Randomly selected a sample of ten Leases that are not Top 5 Sample Leases (the “Additional Sample Leases,” together with the Top 5 Sample Leases, the “Sample Leases”),

from the Preliminary Data File. For the purpose of this procedure, ITE Management, on behalf of the Issuers, did not inform us as to the basis for how they determined the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 15 Sample Leases are referred to as Sample Lease Numbers 1 through 15.

2.	For each Sample Lease on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by ITE Management, on behalf of the Issuers, that are stated in the notes to Exhibit 1 to Attachment A. The Sources that we were instructed by ITE Management, on behalf of the Issuers, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source

Sample Characteristic	Preliminary Data File Field Name	Source	Note

Lease identifier	Lease Identifier	Lease Agreement	i.

Rider number	Rider	Lease Agreement	ii.

Lease type	Lease Type	Lease Agreement

Purchase option or early termination option indicator	Purchase Option or Early Termination Option Indicator	Lease Agreement

Car type (tank/freight)	Railcar Type	Lease Agreement	iii.

Volume capacity	Volume Capacity	Lease Agreement	iv.

Monthly lease rate	Rate (pcpm)	Lease Agreement

Lease term	Term	Lease Agreement

Lessee name	Lessee	Lease Agreement	v.

Number of railcars	# of Railcars	Date Built Schedule

Average build date	Average Build Date	Date Built Schedule	vi.

Maturity date	Lease Expiration	System Screenshots	vii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the rider number Sample Characteristic for each Sample Lease, ITE Management, on behalf of the Issuers, instructed us to compare the rider number excluding the decimal, if applicable, as shown on the Preliminary Data File, to the rider number, as shown in the Lease Agreement.

Notes: (continued)

Exhibit 1 to Attachment A

iii.	For the purpose of comparing the car type (tank/freight) Sample Characteristic for each Sample Lease with a car type (tank/freight) of “Freight” on the Preliminary Data File, ITE Management, on behalf of the Issuers, instructed us to note agreement with a car type (tank/freight) value of “Gondola” or “Hopper,” as shown in the Lease Agreement.

iv.	The Lease Agreements corresponding to certain Sample Leases contain conflicting information relating to volume capacity. For the purpose of comparing the volume capacity Sample Characteristic for such Sample Leases, ITE Management, on behalf of the Issuers, instructed us to note agreement if the volume capacity, as shown on the Preliminary Data File, agreed to any of the corresponding information, as shown in the Lease Agreement. We performed no procedures to reconcile any conflicting information which exists in the Lease Agreement relating to volume capacity.

For the purpose of comparing the volume capacity Sample Characteristic for each Sample Lease, ITE Management, on behalf of the Issuers, indicated that a volume capacity of “wg,” as shown on the Preliminary Data File, corresponds to a volume capacity of “gallon,” as shown in the Lease Agreement.

v.	For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease, ITE Management, on behalf of the Issuers, instructed us to ignore differences that are due to abbreviations, truncations or punctuation.

vi.	For the purpose of comparing the average build date Sample Characteristic for each Sample Lease, ITE Management, on behalf of the Issuers, instructed us to note agreement if the year of the average build date, as shown on the Preliminary Data File, agreed with the year of the average of build date, as shown on the Date Built Schedule.

vii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Lease, ITE Management, on behalf of the Issuers, instructed us to note agreement if:

a.	The maturity date, as shown on the Preliminary Data File, agreed with the maturity date, as shown on the System Screenshots, ignoring differences of +/- 1 day, or

b.	The month and year of the maturity date, as shown on the Preliminary Data File, agreed with the month and year of the maturity date, as shown on the System Screenshots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by ITE Management, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Source Value

6	Maturity date	10/31/2021	09/30/2021

7	Maturity date	12/31/2018	11/30/2018

8	Average build date	10/31/2002	11/12/2001
	Maturity Date	06/30/2019	05/31/2019

9	Maturity date	08/31/2018	07/31/2018

10	Maturity date	06/30/2022	01/31/2023

11	Maturity date	04/30/2019	03/31/2019

12	Maturity date	10/31/2022	09/16/2022